CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities	¥ 692,606	$ 106,146	¥ 675,761
Non-current liabilities	¥ 20,052	$ 3,073	¥ 33,453
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Class A ordinary shares
Common stock, shares issued	334,999,682	334,999,682	255,807,290
Common stock, shares outstanding	304,488,317	304,488,317	255,807,290
Class B ordinary shares
Common stock, shares issued	54,819,733	54,819,733	54,819,733
Common stock, shares outstanding	54,819,733	54,819,733	54,819,733
VIEs and subsidiary of the VIE
Current liabilities	¥ 751,190	$ 115,125	¥ 584,740
Non-current liabilities	¥ 341	$ 52	¥ 4,320